Consolidated Statements of Operations In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ($)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)		Mar. 31, 2009 JPY (¥)
Revenue:
Commissions	$ 4,899		¥ 405,463		¥ 395,083		¥ 306,803
Fees from investment banking	1,293		107,005		121,254		54,953
Asset management and portfolio service fees	1,739		143,939		132,249		140,166
Net gain (loss) on trading	4,066		336,503		417,424		(128,339)
Gain (loss) on private equity investments	233		19,292		11,906		(54,791)
Interest and dividends	4,182		346,103		235,310		331,356
Gain (loss) on investments in equity securities	(202)		(16,677)		6,042		(25,500)
Other	531		43,864		37,483		39,863
Total revenue	16,741		1,385,492		1,356,751		664,511
Interest expense	3,079		254,794		205,929		351,884
Net revenue	13,662		1,130,698		1,150,822		312,627
Non-interest expenses:
Compensation and benefits	6,271		518,993		526,238		491,555
Commissions and floor brokerage	1,113		92,088		86,129		73,681
Information processing and communications	2,210		182,918		175,575		154,980
Occupancy and related depreciation	1,061		87,843		87,806		78,480
Business development expenses	364		30,153		27,333		31,638
Other	1,516		125,448		142,494		262,558
Non-interest expenses, Total	12,535		1,037,443		1,045,575		1,092,892
Income (loss) before income taxes	1,127		93,255		105,247		(780,265)
Income tax expense (benefit)	741		61,330		37,161		(70,854)
Net income (loss)	386	[1]	31,925	[1]	68,086	[1]	(709,411)	[1]
Less: Net income (loss) attributable to noncontrolling interests	40		3,264		288		(1,219)
Net income (loss) attributable to NHI shareholders	$ 346		¥ 28,661		¥ 67,798		¥ (708,192)
Basic-
Net income (loss) attributable to NHI shareholders per share	$ 0.10		¥ 7.90		¥ 21.68		¥ (364.69)
Diluted-
Net income (loss) attributable to NHI shareholders per share	$ 0.09		¥ 7.86		¥ 21.59		¥ (366.16)

[1]	Net income (loss) is net income (loss) before subtracting Net income (loss) attributable to noncontrolling interests.